Other Financial Assets and Liabilities - Additional Information (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) bbl	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CHF (SFr) bbl
Other financial assets and liabilities [line items]
Increase decrease in derivative financial liability through restrike of hedging instrument at current market value	$ 150
Receivables subject to provisional pricing adjustments	0	$ 163
Repurchase agreements for net settlement	0	69
Adjustments for increase (decrease) in other financial liabilities	3	56
Gain (loss) on hedge ineffectiveness recognised in profit or loss	72	38
Payments for hedge collateral	506
London Interbank Offered Rate LIBOR [member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Other financial assets and liabilities [line items]
Financial liabilities	670	957
Financial assets	$ 393	$ 367
2023 [member]
Other financial assets and liabilities [line items]
Percentage of hedged pricing risk	82.00%
2024 [member]
Other financial assets and liabilities [line items]
Percentage of hedged pricing risk	29.00%
2022 [member]
Other financial assets and liabilities [line items]
Percentage of hedged pricing risk	49.00%
Oil Swaps [Member]
Other financial assets and liabilities [line items]
Oil and gas sale price | bbl	75		75
Derivative financial liabilities	$ 92
Payments for hedge collateral	506
Interest rate swap contract [member] | Syndicated facility [member] | Cash flow hedges [member]
Other financial assets and liabilities [line items]
Hedging instrument, assets	$ 600
Hedging instrument year of maturity	2027
Currency swap contract [member] | Cash flow and fair value hedges [member]
Other financial assets and liabilities [line items]
Hedging instrument, liabilities | SFr			SFr 175